Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2022	Dec. 31, 2021
Variable return:
Fixed and variable trust assets	100.00%	100.00%
Traded securities
Fixed return:
Fixed return	24.00%	22.00%
Life annuities
Fixed return:
Fixed return	17.00%	16.00%
Bank instruments
Fixed return:
Fixed return	5.00%	5.00%
Federal government instruments
Fixed return:
Fixed return	40.00%	37.00%
Publicly traded shares
Variable return:
Variable return	14.00%	20.00%